ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of other provisions [line items]
Payments to environment fund	$ 765
Environmental obligations | Iduapriem
Disclosure of other provisions [line items]
Carrying value of liability	47				$ 45	$ 46
Bonds issued, undiscounted cash flows	12				12	12
Bond guarantees issued by banks	45				41	14
Environmental obligations | Ghana
Disclosure of other provisions [line items]
Carrying value of liability	148				168	171
Bonds issued, undiscounted cash flows	22				22	22
Bond guarantees issued by banks	30				$ 30	$ 30
Environmental obligations | CdS
Disclosure of other provisions [line items]
Carrying value of liability	91
Bond guarantees issued by banks	$ 7
Environmental obligations | Australia
Disclosure of other provisions [line items]
Payments to environment fund		$ 14	$ 13	$ 11